Investment in an Associate	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
Investment in an Associate

Note 4 – Investment in an Associate

As of June 30, 2025, management assessed the qualitative aspects of the Company’s equity investment in OnKai Inc. and certain macroeconomic factors, and determined that an impairment should be recognized in amount of $0.5 million.